Short term investments	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Short term investments

Note 5 — Short term investments

Short term investments consist of the following:

	Carrying Value at June 30, 2024	Fair Value Measurement at June 30, 2024
		Level 1	Level 2	Level 3
Short term investments	$—	$—	$—	$—

	Carrying Value at December 31, 2023	Fair Value Measurement at December 31, 2023
		Level 1	Level 2	Level 3
Short term investments	$—	$—	$—	$—

Short-term investments are investments in wealth management product with underlying in bonds offered by private entities and other equity and debt products. The investments can be redeemed upon three months’ notice and their carrying values approximate their fair values. Gain (loss) from short term investments for the six months ended June 30, 2024 and 2023 amounted to nil and $84,634, respectively. In June 2023, the Company sold the investment to a third party at the fair value of the date, and received part of the consideration, and impaired by amount of $1,888,662 as of June 30, 2024 and December 31, 2023 due to the management assessment of expect losses.